Income Tax (Details) - Schedule of net deferred tax assets - Stable Road Acquisition Corp [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) - Schedule of net deferred tax assets [Line Items]
Organizational costs/Startup expenses	$ 763,877	$ 24,483
Total deferred tax asset	763,877	24,483
Valuation allowance	(763,877)	(24,483)
Deferred tax asset, net of allowance